INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Statement of cash flows [abstract]
Fees paid for borrowings	$ 6
Overdrawn amount	$ 0	$ 1